Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Incentive awards granted:
Current year bonus	£ 1,278	£ 1,202	£ 1,241
Deferred bonus	636	543	549
Total incentive awards granted	1,914	1,745	1,790
Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(452)	(384)	(388)
Add: current year charges for deferred bonuses from previous years	405	390	399
Other differences between incentive awards granted and income statement charge	(2)	(1)	35
Income statement charge for performance costs	1,865	1,750	1,836
Other income statement charges:
Salaries	4,994	5,120	4,732
Social security costs	754	755	714
Post-retirement benefits	558	539	563
Other compensation costs	587	555	504
Total compensation costs	8,758	8,719	8,349
Other resourcing costs:
Outsourcing	693	601	607
Redundancy and restructuring	235	452	(7)
Temporary staff costs	61	91	113
Other	129	154	190
Total other resourcing costs	1,118	1,298	903
Total staff costs	£ 9,876	£ 10,017	£ 9,252
Group compensation costs as a % of total income	32.70%	34.40%	33.50%
Group staff costs as a % of total income	36.90%	39.50%	37.10%
Internally generated | Software
Other income statement charges:
Total compensation costs	£ 875	£ 860	£ 604
Defined contribution schemes
Other income statement charges:
Post-retirement benefits	377	371	313
Pension defined benefit plans
Other income statement charges:
Post-retirement benefits	£ 181	£ 168	£ 250